OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue and contract liabilities	$ 108.6	$ 104.7
Share-based payments liabilities (Note 26)	79.7	35.1
Contingent consideration arising on business combinations	11.2	0.0
Interest payable	19.8	21.1
Other	26.3	30.2
Other non-current liabilities	$ 245.6	$ 191.1